Accounts Receivable (Sound Concepts Inc.) (Tables)	12 Months Ended
Dec. 31, 2018
Sound Concepts, Inc. [Member]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	December 31,	December 31,
	2018	2017	2016
	Unaudited
Accounts receivable	$1,003,000	$921,000	$681,000
Less allowance for doubtful accounts	(29,000)	(10,000)	(34,000)
Total accounts receivable, net	$974,000	$911,000	$647,000